Business combinations (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 01, 2017	Jan. 03, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2017
Purchase Price Consideration [Line Items]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			$ 51,800
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			23,600
Payments to Acquire Businesses, Gross			45,300
Business Combination, Consideration Transferred			86,662
Working Capital Adjustment			800
Revolving Credit Facility [Member]
Purchase Price Consideration [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 41,400
Series A Preferred Stock [Member]
Purchase Price Consideration [Line Items]
Payments to Acquire Businesses, Gross			45,300
SPEC [Member]
Purchase Price Consideration [Line Items]
Other Intangible Assets, Net			11,800
Hoegh Grace Entities and Hoegh LNG Colombia Holding Ltd [Member]
Purchase Price Consideration [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt		$ 400
Payments to Acquire Businesses, Gross		$ 91,800
Hoegh LNG FSRU IV Ltd and Hoegh Grace Entities [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term				20 years
Hoegh LNG FSRU IV Ltd and Hoegh Grace Entities [Member] | Maximum [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term				15 years
Hoegh LNG FSRU IV Ltd and Hoegh Grace Entities [Member] | Minimum [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term				10 years
Hoegh LNG Colombia Holding Ltd [Member]
Purchase Price Consideration [Line Items]
Percentage of Partnership Interest		51.00%
Deferred Tax Assets, Net of Valuation Allowance			$ 100
Hoegh Grace entities [Member]
Purchase Price Consideration [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	49.00%		49.00%		51.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.00%
Business Combination, Consideration Transferred			$ 85,900
Non Cancellable Lease Expiration Term				10 years
Hoegh LNG FSRU IV Ltd [Member]
Purchase Price Consideration [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		51.00%
Lease Expiration Term			10 years
Non Cancellable Lease Expiration Term			10 years
Hoegh LNG FSRU IV Ltd [Member] | Maximum [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term			15 years
Hoegh LNG FSRU IV Ltd [Member] | Minimum [Member]
Purchase Price Consideration [Line Items]
Lease Expiration Term			10 years